As filed with the Securities and Exchange Commission on December 1, 2011

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)             (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:     212-830-5200

Date of fiscal year end:          March 31

Date of reporting period:        September 30, 2011

Item 1: Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	SEMI-ANNUAL REPORT SEPTEMBER 30, 2011

Daily Income Fund Table of Contents

SHAREHOLDER LETTER	3

EXPENSE CHART	4

SCHEDULE OF INVESTMENTS

Daily Income Fund Money Market Portfolio	7

Daily Income Fund Shareholder Letter

Dear Shareholder:

So much has occurred throughout the past year – the debt ceiling debacle, European stress tests, sovereign debt downgrades, and the continuing problems with the PIIGS (Portugal, Italy, Ireland, Greece, and Spain) countries. Adding to that, we witnessed the “never thought would happen” downgrade of the United States long-term debt rating in the beginning of August. Fortunately, that action had no marked impact on money fund portfolios, supporting our public statements that the perception of the downgrade proved to be scarier than the reality (at least as it relates to the money fund industry).

The most widely held asset class (cash), that in the past was the least spoken about, is indeed at center stage. Each passing day sheds new light on the liquidity and short-term money markets and for most of 2011, all eyes were, and continue to be fixed on Europe. While we have experienced perhaps the most interesting ride since the creation of money market funds, Reich & Tang’s fundamentals remain constant – we continue to educate our shareholders and maintain our high credit standards to further our longstanding conservative investment philosophy – and as always, we will not be tempted by yield at the expense of safety or liquidity.

We continue to manage our portfolios by seeking to maintain equilibrium with the push/pull forces of expected interest rates and the management of liquidity. On Aug. 9, the Fed’s policy-making board said that it would hold short-term interest rates near zero through mid-2013 to support the shaky economy. This would normally force money funds to extend weighted average maturities (WAMs) further out on the yield curve to pick up as much yield as possible. However, with the persistent uncertainty of the European markets and the corresponding nervousness of cash investors, the heightened awareness of the cause and effect (real or perceived) of headline risk is not lost on us. We are therefore paying very close attention to our WAM strategy on our funds to deliver a comfortable balance of yield with adequate levels of overall portfolio liquidity.

We remain prepared to handle whatever the market offers, and are working everyday to educate shareholders, provide a clear understanding of our portfolios, and further your confidence in Reich & Tang’s consistent, conservative investment approach.

Thank you for your trust in Reich & Tang. We welcome any questions you may have about our funds or any of the investments within our portfolios.

Sincerely,

Michael P. Lydon

President

Expense Chart For The Six Months Ended September 30, 2011 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2011 through September 30, 2011.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”) & Pinnacle Class Shares (“Pinnacle Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.15	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$1.16	0.23%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.30	0.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.32	0.26%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%

Investor Service Class Shares [1] (“Investor Service Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.06	0.21%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.21	0.24%

Expense Chart For The Six Months Ended September 30, 2011 (Unaudited) (Continued)

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”) & Pinnacle Class Shares (“Pinnacle Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.56	0.11%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.56	0.11%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.56	0.11%

Investor Service Class Shares [1] (“Investor Service Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.56	0.11%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.56	0.11%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 04/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.96	0.19%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 04/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.96	0.19%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 04/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.96	0.19%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 04/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.90	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.91	0.18%

Expense Chart For The Six Months Ended September 30, 2011 (Unaudited) (Continued)

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 04/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$1.35	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.37	0.27%

Investor Service Class Shares [1] (“Investor Service Shares”)	Beginning Account Value 04/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.55	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.45	$1.57	0.31%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 04/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.55	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.45	$1.57	0.31%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 04/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$1.35	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.37	0.27%

DAILY INCOME FUND RNT NATIXIS LIQUID PRIME PORTFOLIO

Treasurer Class Shares (“Treasurer Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.40	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.30	0.06%

Liquidity Class Shares (“Liquidity Shares”)	Beginning Account Value 4/01/11	Ending Account Value 9/30/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.30	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.46	0.09%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (April 1, 2011 through September 30, 2011), multiplied by 183/366 (to reflect the most recent fiscal half-year).
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2011 (Unaudited)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (13.08%) (1)
$100,000,000	Anglesea Funding LLC	10/04/11	0.35%	$99,997,083
75,000,000	Anglesea Funding LLC	10/07/11	0.35	74,995,625
190,000,000	Chesham Finance LLC	10/04/11	0.35	189,994,458
150,000,000	GOVCO, LLC	10/06/11	0.19	149,996,042

515,000,000	Total Asset Backed Commercial Paper			514,983,208

COMMERCIAL PAPER (9.10%)
$40,000,000	BG Energy Finance Inc.	10/31/11	0.30%	$39,990,000
75,000,000	Danske Corporation	11/08/11	0.32	74,974,667
53,405,000	Danske Corporation	11/08/11	0.34	53,385,833
190,000,000	Societe Generale S.A.	10/03/11	0.25	189,997,361

358,405,000	Total Commercial Paper			358,347,861

EURODOLLAR CERTIFICATES OF DEPOSIT (1.91%)
$75,000,000	National Australia Bank LTD	12/01/11	0.27%	$75,001,270

75,000,000	Total Eurodollar Certificates of Deposit			75,001,270

LETTER OF CREDIT COMMERCIAL PAPER (2.54%)
$100,000,000	ICICI Bank Limited LOC Bank of America, N.A.	10/25/11	0.40%	$99,973,333

100,000,000	Total Letter of Credit Commercial Paper			99,973,333

TIME DEPOSIT (22.98%)
$190,000,000	BNP Paribas S.A.	10/03/11	0.14%	$190,000,000
185,000,000	Commerzbank A.G.	10/03/11	0.04	185,000,000
130,000,000	Credit Agricole S.A.	10/03/11	0.13	130,000,000
190,000,000	National Bank of Canada	10/03/11	0.03	190,000,000
25,000,000	Royal Bank of Canada	10/03/11	0.01	25,000,000
185,000,000	Union Bank of Switzerland A.G.	10/03/11	0.01	185,000,000

905,000,000	Total Time Deposit			905,000,000

VARIABLE RATE DEMAND INSTRUMENTS (0.89%) (2)
$700,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.35%	$700,000
840,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.27	840,000
2,580,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.27	2,580,000
4,216,306	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.22	4,216,307
2,710,000	Healtheum, LLC Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.28	2,710,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.18	700,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)
VARIABLE RATE DEMAND INSTRUMENTS (2) (CONTINUED)

$1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.27	$1,800,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.30	2,500,000

4,860,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.22	4,860,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.53	6,900,000

7,380,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.40	7,380,000

35,186,306	Total Variable Rate Demand Instruments			35,186,307

YANKEE CERTIFICATES OF DEPOSIT (44.43%)

$50,000,000	Bank of Nova Scotia	11/28/11	0.24%	$50,000,000

100,000,000	Bank of Nova Scotia	03/21/12	0.37	100,000,000

125,000,000	Barclays Bank PLC (3)	02/09/12	0.43	125,000,000

100,000,000	Canadian Imperial Bank of Commerce (4)	11/28/11	0.28	100,000,000

160,000,000	Lloyds TSB Bank PLC	10/25/11	0.34	160,000,000

42,000,000	Lloyds TSB Bank PLC	12/28/11	0.42	42,010,214

100,000,000	Mizuho Corporate Bank	10/19/11	0.26	100,000,000

45,000,000	National Australia Bank LTD	10/04/11	0.18	45,000,038

75,000,000	National Australia Bank LTD	11/02/11	0.19	75,000,666

85,000,000	Nordea Bank AB	11/01/11	0.25	85,000,000

65,000,000	Nordea Bank AB	11/01/11	0.25	64,999,440

53,000,000	Rabobank Nederland	11/08/11	0.26	52,998,322

45,000,000	Rabobank Nederland	01/30/12	0.38	45,000,755

39,000,000	Skandinav Enskilda Banken	11/07/11	0.27	39,000,000

25,850,000	Skandinav Enskilda Banken	12/07/11	0.34	25,851,913

75,000,000	Skandinav Enskilda Banken	11/09/11	0.29	75,000,000

75,000,000	Standard Chartered Bank	11/16/11	0.30	75,000,957

120,000,000	Standard Chartered Bank	10/03/11	0.21	120,000,067

170,000,000	Sumitomo Mitsui Banking Corp.	11/08/11	0.26	170,000,897

100,000,000	Svenska Handelsbanken A.B.	12/01/11	0.31	100,000,847

50,000,000	Svenska Handelsbanken A.B.	12/22/11	0.32	50,000,569

50,000,000	Toronto-Dominion Bank	12/30/11	0.21	50,001,248

1,749,850,000	Total Yankee Certificates of Deposit			1,749,865,933

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

MEDIUM TERM NOTES (5.08%)

$100,000,000	Federal Home Loan Bank (5)	07/18/12	0.14%	$100,000,000

100,000,000	International Bank for Reconstruction and Development (6)	07/25/12	0.23	100,000,000

200,000,000	Total Medium Term Notes			200,000,000

	Total Investments (100.01%) (cost $3,938,357,912†)			3,938,357,912
	Liabilities in excess of cash and other assets (-0.01%)			(231,413)

	Net Assets (100.00%)			$3,938,126,499

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $514,983,208, which represented 13.08% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The Interest rate is adjusted monthly based upon three month LIBOR plus 0.16%.

(4)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.04%.

(5)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.06%.

(6)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.15%.

KEY

IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$2,270,140,313	57.64%
31 through 60 Days	980,350,783	24.89
61 through 90 Days	292,864,813	7.44
91 through 120 Days	50,001,248	1.27
121 through 180 Days	145,000,755	3.68
Over 180 Days	200,000,000	5.08
Total	$3,938,357,912	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments September 30, 2011 (Unaudited)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

REPURCHASE AGREEMENTS (74.74%)

$244,000,000	Banc of America Securities, LLC, purchased on 09/30/11, repurchase proceeds at maturity $244,000,610 (Collateralized by $318,909,808, GNMA, 1.750% to 5.500%, due 03/20/31 to 10/15/51, value $248,880,000)	10/03/11	0.03%	$244,000,000

340,000,000	BNY Mellon Capital Markets, LLC, purchased on 09/30/11, repurchase proceeds at maturity $340,002,833 (Collateralized by $429,573,829, GNMA, 4.000% to 6.000%, due 12/15/36 to 09/15/41, value $346,800,000)	10/03/11	0.10	340,000,000

200,000,000	BNP Paribas, LLC, purchased on 09/30/11, repurchase proceeds at maturity $200,000,667 (Collateralized by $278,546,490, GNMA, 5.500% to 6.000%, due 01/15/40 to 12/15/40, value $204,000,000)	10/03/11	0.04	200,000,000

250,000,000	JPMorgan Chase & Co., purchased on 09/30/11, repurchase proceeds at maturity $250,001,667 (Collateralized by $358,628,932, GNMA, 1.750% to 9.000%, due 09/20/18 to 09/20/60, value $255,004,137)	10/03/11	0.08	250,000,000

1,034,000,000	Total Repurchase Agreements			1,034,000,000

U.S. GOVERNMENT OBLIGATIONS (25.21%)

$10,000,000	U.S. Treasury Bill	11/17/11	0.28%	$9,996,410

20,000,000	U.S. Treasury Bill	02/09/12	0.30	19,977,985

40,000,000	U.S. Treasury Note	10/31/11	0.28	40,023,438

20,000,000	U.S. Treasury Note	10/31/11	0.25	20,012,280

50,000,000	U.S. Treasury Note	11/30/11	0.19	50,045,898

20,000,000	U.S. Treasury Note	12/15/11	0.32	20,033,112

10,000,000	U.S. Treasury Note	01/31/12	0.31	10,018,960

25,000,000	U.S. Treasury Note	06/15/12	0.12	25,308,375

25,000,000	U.S. Treasury Note	06/30/12	0.11	25,095,472

75,000,000	U.S. Treasury Note	06/30/12	0.14	77,651,288

50,000,000	U.S. Treasury Note	07/15/12	0.09	50,556,837

345,000,000	Total U.S. Government Obligations			348,720,055

	Total Investments (99.95%) (cost $1,382,720,055†)			1,382,720,055
	Cash and Other Assets, net of Liabilities (0.05%)			740,239

	Net Assets (100.00%)			$1,383,460,294

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY

GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,034,000,000	74.78%
31 through 60 Days	70,032,127	5.06
61 through 90 Days	70,079,010	5.07
91 through 120 Days	0	0
121 through 180 Days	29,996,945	2.17
Over 180 Days	178,611,973	12.92
Total	$1,382,720,055	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2011 (Unaudited)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (9.46%) (1)

$30,000,000	Straight-A-Funding LLC	10/03/11	0.16%	$29,999,733

60,032,000	Straight-A-Funding LLC	10/11/11	0.15	60,029,499

30,000,000	Straight-A-Funding LLC	12/20/11	0.19	29,987,333

120,032,000	Total Asset Backed Commercial Paper			120,016,565

FLOATING RATE SECURITIES (24.72%)

$20,000,000	Federal Agricultural Mortgage Corporation	10/03/11	0.13%	$20,000,000

25,000,000	Federal Agricultural Mortgage Corporation	01/25/12	0.18	25,000,000

50,000,000	Federal Agricultural Mortgage Corporation	10/01/12	0.24	50,000,000

25,000,000	Federal Farm Credit Banks Funding Corporation	04/20/12	0.10	25,000,000

50,000,000	Federal Home Loan Bank	07/18/12	0.14	50,000,000

20,000,000	Federal Home Loan Bank	07/18/12	0.22	19,988,701

20,000,000	Federal Home Loan Bank	07/20/12	0.18	19,996,748

55,000,000	Federal Home Loan Bank	08/28/12	0.26	55,000,000

2,810,117	Overseas Private Investment Corporation	01/20/12	0.55	2,810,117

6,000,000	Overseas Private Investment Corporation	06/15/17	0.09	6,000,000

10,000,000	Overseas Private Investment Corporation	06/15/17	0.09	10,000,000

30,000,000	Overseas Private Investment Corporation	12/15/19	0.09	30,000,000

313,810,117	Total Floating Rate Securities			313,795,566

LOAN PARTICIPATIONS (4.33%)

$30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/09/12	0.40%	$30,000,000

25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/18/12	0.40	25,000,000

55,000,000	Total Loan Participations			55,000,000

REPURCHASE AGREEMENTS (44.75%)

$200,000,000	Annaly Capital Management, Inc., LLC, purchased on 09/30/11, repurchase proceeds at maturity $200,004,167 (Collateralized by $583,250,676, FNMA, 2.092% to 7.000%, due 06/01/14 to 07/01/50, value $71,084,931, FHLMC, 0.779% to 6.150%, due 11/15/25 to 07/01/48, value $138,915,069)	10/03/11	0.25%	$200,000,000

12,000,000	Banc of America Securities, LLC, purchased on 09/30/11, repurchase proceeds at maturity $12,000,030 (Collateralized by $11,429,537, GNMA, 3.500% to 5.000%, due 04/20/40 to 09/15/41, value $12,240,000)	10/03/11	0.03	12,000,000

79,000,000	BNY Mellon Capital Markets, LLC, purchased on 09/30/11, repurchase proceeds at maturity $79,000,658 (Collateralized by $291,795,484, GNMA, 3.000% to 6.000%, due 01/15/25 to 09/20/41, value $80,580,000)	10/03/11	0.10	79,000,000

222,000,000	BNY Mellon Capital Markets, LLC, purchased on 09/30/11, repurchase proceeds at maturity $222,003,700 (Collateralized by $262,177,086, FHLMC, 3.500% to 6.000%, due 06/01/24 to 09/01/41, value $79,332,600, FNMA, 3.500% to 6.000%, 12/01/21 to 09/01/41, value $147,107,400)	10/03/11	0.20	222,000,000

5,000,000	BNP Paribas, LLC, purchased on 09/30/11, repurchase proceeds at maturity $5,000,017 (Collateralized by $7,220,618, GNMA, 6.000%, due 02/15/40, value $5,100,000)	10/03/11	0.04	5,000,000

50,000,000	UBS Securities, LLC, purchased on 09/30/11, repurchase proceeds at maturity $50,000,250 (Collateralized by $51,013,000, U.S. Treasury Bill, 0.000%, due 03/29/12, value $51,000,094)	10/03/11	0.06	50,000,000

568,000,000	Total Repurchase Agreements			568,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (7.88%)

$25,000,000	Federal Agricultural Mortgage Corporation	12/13/11	0.34%	$24,982,764

5,000,000	Federal Agricultural Mortgage Corporation	01/17/12	0.33	4,995,200

20,000,000	Federal Home Loan Bank	02/10/12	0.13	19,990,467

10,000,000	Federal Home Loan Mortgage Corporation	12/01/11	0.20	9,996,611

20,000,000	Federal National Mortgage Association	03/01/12	0.15	19,987,333

20,000,000	Federal National Mortgage Association	03/02/12	0.15	19,987,250

100,000,000	Total U.S. Government Agency Discount Notes			99,939,625

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (8.80%)

$15,000,000	Federal Home Loan Bank	10/28/11	0.30%	$14,999,297

10,000,000	Federal Home Loan Bank	11/04/11	0.31	9,999,559

16,630,000	Federal Home Loan Bank	11/25/11	0.32	16,641,539

5,000,000	Federal Home Loan Bank	12/28/11	0.30	5,008,401

5,000,000	Federal Home Loan Bank	03/07/12	0.26	4,999,689

50,000,000	Federal Home Loan Bank	09/21/12	0.43	50,000,000

10,000,000	Federal National Mortgage Association	11/23/11	0.28	10,010,434

111,630,000	Total U.S. Government Agency Medium Term Notes			111,658,919

	Total Investments (99.94%) (cost $1,268,410,675†)			1,268,410,675
	Cash and Other Assets, net of Liabilities (0.06%)			748,453

	Net Assets (100.00%)			$1,269,159,128

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $120,016,565, which represented 9.46% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$879,013,978	69.30%
31 through 60 Days	36,651,531	2.89
61 through 90 Days	69,975,110	5.52
91 through 120 Days	62,805,317	4.95
121 through 180 Days	64,964,739	5.12
Over 180 Days	155,000,000	12.22
Total	$1,268,410,675	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

PUT BONDS (2) (3.18%)

$740,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/12	0.95%	$740,000	P-1	A-1+

12,020,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/12	0.95	12,020,000	P-1	A-1+

12,760,000	Total Put Bonds			12,760,000

TAX EXEMPT COMMERCIAL PAPER (4.69%)

$3,850,000	New Jersey EDA Exempt Facility RB (Keystone-1992 Project) LOC BNP Paribas	10/18/11	0.27%	$3,850,000	VMIG-1	A-1+

15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	10/06/11	0.22	15,000,000	P-1	A-1+

18,850,000	Total Tax Exempt Commercial Paper			18,850,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (16.63%)

$1,500,000	City of Fitchburg, MA GO BAN (4)	06/29/12	0.82%	$1,504,760

4,000,000	City of Fitchburg, MA GO BAN Series B	06/29/12	0.70	4,016,216	MIG-1

980,000	City of Pittsfield, MA GO BAN Series A	01/27/12	0.75	981,721	MIG-1

1,391,000	City of Pittsfield, MA GO BAN Series B	01/27/12	0.75	1,393,225	MIG-1

8,000,000	City School District of the City of Elmira, Chemung County, NY RAN 2011 Series C (4)	01/23/12	0.85	8,009,883

10,000,000	City School District of the City of Schenectady, Schenectady County, NY GO BAN 2011 (4)	07/06/12	1.00	10,037,734

4,255,000	D.C. Everest Area School District, WI TRAPN (4)	10/28/11	0.70	4,255,938

4,000,000	Deposit Central School District Broome and Delaware Counties, NY BAN 2011 (4)	06/28/12	0.98	4,007,908

5,000,000	Evans-Brant (Lake Shore) Central School District Erie County, NY BAN 2010	10/25/11	0.70	5,000,979		A-1

1,200,000	Mayfield City School District, OH BAN Series 2011 (4)	06/28/12	0.75	1,207,712

2,250,000	Merrill Area Public School District, WI TRAPN (4)	10/04/11	0.70	2,250,055

875,000	Merton Community School District, WI TRAPN (4)	10/25/11	0.75	875,143

1,600,000	Necedah Area School District Juneau County, WI TRAPN (4)	10/25/11	0.83	1,600,177

1,100,000	Northland Pines School District, WI TRAPN (4)	10/12/11	0.70	1,100,099

1,950,000	School District of Bloomer, WI TRAPN (4)	09/28/12	0.70	1,955,744

2,900,000	School District of the Menomonie Area Dunn and St. Croix Counties, WI TRAPN (4)	09/19/12	0.75	2,906,941

3,250,000	School District of Somerset, WI TRAPN (4)	10/28/11	0.78	3,250,524

1,175,000	School District of Three Lakes, WI TRAN (4)	08/20/12	0.75	1,177,579

1,000,000	Teays Valley Local School District, OH BAN (Pickaway County) – Series 2011 (4)	02/16/12	0.65	1,003,378

2,374,566	Town of Ayer, MA GO BAN (4)	06/29/12	0.70	2,384,192

1,115,000	Town of Franklin, MA GO BAN (4)	05/02/12	0.79	1,119,589

933,000	Town of Nahant, MA GO BAN (4)	10/13/11	0.85	933,045

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$1,300,000	Town of Nahant, MA GO RAN Series A (4)	05/15/12	0.70%	$1,304,408

2,400,000	Unified School District of Antigo, WI TRAPN (4)	10/28/11	0.83	2,400,299

2,150,000	Verona Area School District, WI TRAPN (4)	02/01/12	0.48	2,153,709

66,698,566	Total Tax Exempt Obligation Notes and Bonds			66,830,958

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (75.41%)
$1,860,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wells Fargo Bank, N.A.	08/01/32	0.35%	$1,860,000	P-1	A-1+
2,750,000	Bay Area Toll Authority San Francisco Bay Area Toll Bridge RB 2008 Series B-1 LOC Bank of America, N.A.	04/01/45	0.09	2,750,000	VMIG-1	A-1+
3,000,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.25	3,000,000	VMIG-1
1,980,000	BB & T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) – Series 2008 – 1 VV LOC Branch Banking And Trust Company	01/01/27	0.18	1,980,000	VMIG-1
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.20	750,000		A-1+
1,620,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone, FL RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking And Trust Company	01/01/32	0.15	1,620,000
5,890,000	California Health Facilities Financing Authority Hospital RB (Adventist Health System/West) – Series 2002A LOC Wachovia Bank, N.A.	09/01/25	0.09	5,890,000	VMIG-1
2,700,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009D LOC Sumitomo Mitsui Banking Corp.	12/01/16	0.09	2,700,000	VMIG-1
4,000,000	California Statewide Communities Development Authority RB (Rady Children’s Hospital – San Diego) – Series 2008B LOC Wells Fargo Bank, N.A.	08/15/47	0.09	4,000,000	VMIG-1	A-1+
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds – Series 2003B)	06/01/33	0.16	2,315,000		A-1+
3,510,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.22	3,510,000	VMIG-1

400,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank, N.A.	06/01/20	0.23	400,000		A-1+
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.40	1,500,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.14%	$1,200,000	VMIG-1
4 ,845,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC U.S. Bank, N.A.	08/01/30	0.31	4,845,000
1,000,000	City of New York Fiscal 2004 Adjustable Rate Series A-3 LOC Morgan Stanley Bank, N.A.	08/01/31	0.12	1,000,000	VMIG-1	A-1
300,000	City of New York Fiscal 2004 Adjustable Rate Series H-7 LOC KBC Bank, N.A.	03/01/34	0.32	300,000	VMIG-1	A-1
875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.12	875,000	VMIG-1	A-1+
1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) – Series 2008 (4) LOC Branch Banking And Trust Company	05/01/28	0.32	1,175,000
4,000,000	City of Valdez, AL Marine Terminal Revenue Refunding Bonds (Exxon Pipeline Company Project) Series 1993A	12/01/33	0.09	4,000,000	VMIG-1	A-1+
4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) – Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.15	4,600,000
2,750,000	Cleveland- Cuyahoga County Port Authority RB (Euclid Avenue Housing Corporation Project) – Series 2008 LOC U.S. Bank, N.A.	06/01/39	0.16	2,750,000	P-1	A-1+
3,290,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collaterlized by Federal National Mortgage Association	10/15/16	0.13	3,290,000		A-1+
2,175,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collaterlized by Federal National Mortgage Association	10/15/16	0.13	2,175,000		A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wells Fargo Bank, N.A.	08/01/38	0.24	3,000,000		A-1+
875,000	Community Development Authority of the Village of Saukville IDRB (Calibre, Inc. Project) – Series 2004 (4) LOC Bank of Montreal	09/01/29	0.28	875,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) – Series 1993 (3) LOC Bank of Montreal	08/01/23	0.17	700,000	VMIG-1	A-1+
2,120,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) – 2006A (4) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.23	2,120,000
3,565,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.30	3,565,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$1,630,000	County of Prince William, VA IDA IDRB (Mediatech, Inc. Project) – Series 2007 (3) LOC Branch Banking And Trust Company	11/01/32	0.22%	$1,630,000	VMIG-1
6,045,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) – Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.16	6,045,000		A-1+
5,000,000	Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating to the IDA of the City of Chandler, AZ IDRB, Series 2007 (3) (4) (Intel Corporation Project) LOC Deutsche Bank, A.G	12/01/37	0.20	5,000,000
1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) – Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.22	1,900,000	VMIG-1
10,930,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.21	10,930,000		A-1+
1,280,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.15	1,280,000		A-1+
1,900,000	Duval County HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.19	1,900,000		A-1+
9,360,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.21	9,360,000		A-1+
1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (3) LOC Branch Banking & Trust Company	07/01/17	0.24	1,050,000	P-1	A-1+
5,200,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking And Trust Company	07/01/26	0.32	5,200,000	P-1	A-1+
5,635,000	HEFA of the State of Missouri Health Facilities RB (Missouri Pooled Hospital Loan Program – Freeman Health System Project) – Series 1999B LOC KBC Bank, N.A.	08/01/29	0.26	5,635,000	VMIG-1
5,300,000	Highlands County, FL HFA RB (Adventist Health System/Sunbelt, Inc. Account Receivable Program) – Series 2009A LOC PNC Bank, N.A	11/15/27	0.14	5,300,000	VMIG-1	A-1
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.16	7,400,000		A-1+
3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.40	3,000,000		A-1
3,000,000	Illinois Educational Facilities Authority RB (The Adler Planetarium) – Series 1997 LOC PNC Bank, N.A.	04/01/31	0.11	3,000,000	VMIG-1	A-1+
1,900,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.17	1,900,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$1,000,000	Industrial Development Board of the Town of West Jefferson Solid Waste Disposal RB (Alabama Power Company Miller Plant Project) – Series 2008 (3)	12/01/38	0.19%	$1,000,000	VIMG1	A-1
900,000	Industrial Development Board of the Town of Wilsonville Solid Waste Disposal, AL RB (Alabama Power Company Gaston Plant Project) – Series 2008 (3)	12/01/30	0.19	900,000	VMIG-1	A-1
2,900,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.17	2,900,000		A-1+
2,300,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.32	2,300,000
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.16	1,700,000		A-1+
2,500,000	Lincoln County, WY PCRB (Exxon Project) – Series 1985	08/01/15	0.10	2,500,000		A-1+
2,000,000	Los Angeles County MTA Proposition C Sales Tax RRB Series 2009 – C1 LOC Sumitomo Mitsui Banking Corp.	07/01/25	0.10	2,000,000	VMIG-1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.10	600,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.16	406,000		A-1+
1,825,000	Massachusetts HEFA RB (Pool Loan Program Issue) – Series N LOC TD Banknorth, N.A.	02/01/38	0.15	1,825,000		A-1+
7,000,000	Metropolitan Transportation Authority Transportation RB Series 2005 Subseries 2005D-2 LOC Landesbank Hessen – Thuringen Girozentrale	11/01/35	0.25	7,000,000	VMIG-1	A-1+
1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.14	1,900,000		A-1+
4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.16	4,785,000	VMIG-1
1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) – Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.28	1,260,000
8,800,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2007E	12/01/30	0.09	8,800,000	P-1	A-1+
7,510,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2009F	12/01/30	0.09	7,510,000	P-1	A-1+
3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.18	3,450,000		A-1+
2,065,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.18	2,065,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$1,945,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.18%	$1,945,000		A-1+
2,700,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) – Series 2006 LOC National Bank of Canada	04/01/26	0.28	2,700,000		A-1
1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.13	1,600,000	P-1	A-1+
2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.17	2,000,000	VMIG-1	A-1+
700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A	07/01/31	0.13	700,000	VMIG-1	A-1+
3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collaterlized by Federal National Mortgage Association	09/15/28	0.14	3,500,000		A-1+
2,985,000	New York City Housing Development Corporation Multi-Family Mortgage RB (Marseilles Apartments) – Series 2004A LOC Citibank, N.A.	12/01/34	0.14	2,985,000		A-1
2,255,000	New York City Transitional Finance Authority , NYC Recovery Bonds Fiscal 2003 Series 3 Subseries 3F	11/01/22	0.10	2,255,000	VMIG-1	A-1+
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen – Thuringen Girozentrale	08/01/19	0.35	4,575,000	VMIG-1	A-1+
550,000	New York City, NY Series 1994 A-5 LOC KBC Bank, N.A.	08/01/16	0.22	550,000	VMIG-1	A-1+
650,000	New York State HFA RB (Normandie Court I Housing) – Series 1991A LOC Landesbank Hessen Thuringen Girozentrale	05/15/15	0.14	650,000	VMIG-1	A-1+
5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.36	5,000,000	VMIG-1
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E Collaterlized by Federal National Mortgage Association	06/01/25	0.17	1,000,000		A-1+
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995 LOC Northern Trust Bank	05/01/25	0.19	3,500,000		A-1+
3,000,000	Parish of East Baton Rouge, LA Pollution Control RRB (Exxon Project) – Series 1989	11/01/19	0.10	3,000,000	P-1	A-1+
2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001 (3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.17	2,000,000	VMIG-1	A-1+
2,200,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.20	2,200,000	P-1	A-1+
600,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.27	600,000	P-1	A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$100,000	Philadelphia Authority, PA IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.25%	$100,000		A-1+
7,800,000	Public Finance Authority Midwestern Disaster Area RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project) LOC Farm Credit Service of America / AgriBank FCB	09/01/36	0.17	7,800,000	P-1	A-1
715,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC PNC Bank, N.A	12/01/16	0.33	715,000
1,200,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking And Trust Company	01/01/17	0.22	1,200,000
1,100,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking And Trust Company	03/01/15	0.22	1,100,000
2,745,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.22	2,745,000	VMIG-1
10,000,000	State of California GO (Kindergarten University – Public Education Facilities) – Series 2004A3 LOC State Street Bank & Trust Company/ California State Teachers Retirement System	05/01/34	0.10	10,000,000	VMIG-1	A-1+
1,000,000	State of California GO Series A-1 LOC JPMorgan Chase Bank, N.A.	05/01/33	0.10	1,000,000	VMIG-1	A-1+
6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.10	6,100,000	VMIG-1	A-1+
1,265,000	State of Connecticut HEFA RB (Yale University Issue) – Series Y-2	07/01/35	0.08	1,265,000	VMIG-1	A-1+
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) – Series F LOC JPMorgan Chase Bank, N.A.	07/01/47	0.16	300,000	VMIG-1
1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.26	1,800,000		A-1+
1,730,000	State of Connecticut HEFA RB (Mulberry Gardens Issue) – Series E LOC Bank of America, N.A.	07/01/36	0.26	1,730,000		A-1+
5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.10	5,500,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.14	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series L-1 LOC Bank of America, N.A.	07/01/36	0.17	2,000,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.22	800,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$1,000,000	The City of New York, NY 2008 Series J Subseries J-6 LOC Landesbank Hessen – Thuringen Girozentrale	08/01/24	0.27%	$1,000,000	VMIG-1	A-1
5,255,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007 LOC PNC Bank, N.A	01/01/37	0.19	5,255,000	VMIG-1
3,000,000	The Industrial Development Board of the City of Mobile, AL RB (Alabama Power Company Barry Plant Project) – Series 2001B (3)	09/01/31	0.19	3,000,000	VMIG-1
1,170,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) – Series 1997D (3) LOC U.S. Bank, N. A.	06/01/27	0.20	1,170,000		A-1+
1,000,000	Town of Wood River, WI IDRB (Burnett Dairy Cooperative Project) – Series 2001A (3) LOC U.S. Bank, N.A.	07/01/16	0.25	1,000,000		A-1+
265,000	University of North Carolina at Chapel Hill RB – Series 2001B	12/01/25	0.07	265,000	VMIG-1	A-1+
1,040,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (4) LOC LaSalle National Bank, N.A.	06/01/25	0.26	1,040,000
2,225,000	Village of Arlington Heights, IL Multifamily Housing RRB (Dunton Tower Apartments Project) – Series 1997 (4) LOC BMO Harris Bank N.A.	05/01/24	0.16	2,225,000
2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 (3) Guaranteed by Federal National Mortgage Association	12/15/40	0.23	2,700,000	VMIG-1
3,590,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) – Series 2006 LOC BMO Harris Bank N.A.	07/01/31	0.21	3,590,000	VMIG-1
1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.15	1,200,000	VMIG-1
1,480,000	Wisconsin HEFA RB (Lutheran Social Services of Wisconsin and Upper Michigan, INC.) – Series 2004 LOC BMO Harris Bank N.A.	10/01/28	0.16	1,480,000	VMIG-1

303,016,000	Total Tax Exempt Variable Rate Demand Instruments			303,016,000

	Total Investments (99.91%) (cost $401,456,958†)			401,456,958
	Cash and Other Assets, net of Liabilities (0.09%)			370,964

	Net Assets (100.00%)			$401,827,922

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2)	The maturity date indicated for the put bonds is the next put date.

3)	Security subject to alternative minimum tax.

4)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

BAN	= Bond Anticipation Note	LOC	= Letter of Credit
EDA	= Economic Development Authority	MHRB	= Multi-Family Housing Revenue Bond
EDFA	= Economic Development Finance Authority	MTA	= Metropolitan Transportation Authority
EDRB	= Economic Development Revenue Bond	PCFA	= Pollution Control Finance Authority
FCB	= Farm Credit Bank	PCRB	= Pollution Control Revenue Bond
GO	= General Obligation	RAN	= Revenue Anticipation Note
HEFA	= Health and Education Facilities Authority	RB	= Revenue Bond
HFA	= Housing Finance Authority	ROC	= Reset Option Certificates
HFC	= Housing Finance Commission	RRB	= Revenue Refunding Bonds
IDA	= Industrial Development Authority	SPEARs	= Short Puttable Exempt Receipts
IDRB	= Industrial Development Revenue Bond	TRAPN	= Tax and Revenue Anticipation Promissory Note
LIFERs	= Long Inverse Floating Exempt Receipts

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$343,532,259	85.57%
31 through 60 Days	-0-	-0-
61 through 90 Days	-0-	-0-
91 through 120 Days	10,384,829	2.59
121 through 180 Days	15,917,087	3.96
Over 180 Days	31,622,783	7.88
Total	$401,456,958	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2011 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

States	Value	% of Portfolio
Alabama	$4,900,000	1.22%
Alaska	4,000,000	1.00
Arizona	5,000,000	1.25
California	28,340,000	7.06
Colorado	8,465,000	2.11
Connecticut	21,395,000	5.33
Florida	16,221,000	4.04
Georgia	20,230,000	5.04
Illinois	12,665,000	3.16
Iowa	2,900,000	0.72
Kentucky	27,175,000	6.77
Louisiana	4,620,000	1.15
Massachusetts	15,462,155	3.85
Michigan	11,300,000	2.81
Minnesota	400,000	0.10
Mississippi	16,310,000	4.06
Missouri	5,635,000	1.40
Nebraska	3,565,000	0.89
Nevada	7,460,000	1.86
New Jersey	10,850,000	2.70
New York	59,926,504	14.93
North Carolina	4,865,000	1.21
Ohio	11,006,091	2.74
Pennsylvania	6,760,000	1.69
Puerto Rico	14,740,000	3.67
South Carolina	2,745,000	0.68
Texas	3,510,000	0.87
Virginia	4,730,000	1.18
Washington	3,870,000	0.96
West Virginia	2,120,000	0.53
Wisconsin	45,431,208	11.32
Wyoming	2,500,000	0.62
Other Territories	12,360,000	3.08
Total	$401,456,958	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund RNT Natixis Liquid Prime Portfolio Schedule of Investments September 30, 2011 (Unaudited)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

COMMERCIAL PAPER (23.09%)

$14,000,000	ING Bank N.V.	10/03/11	0.17%	$13,999,868

14,000,000	Nordea Bank AB	10/03/11	0.13	13,999,899

7,000,000	Societe Generale S.A.	10/03/11	0.25	6,999,903

35,000,000	Total Commercial Paper			34,999,670

LETTER OF CREDIT COMMERCIAL PAPER (9.23%)

$14,000,000	ICICI Bank Limited LOC Bank of America, N.A.	12/12/11	0.45%	$13,987,400

14,000,000	Total Letter of Credit Commercial Paper			13,987,400

REPURCHASE AGREEMENTS (4.62%)

$7,000,000	BNY Mellon Capital Markets, LLC, purchased on 09/30/11, repurchase proceeds at maturity $7,000,058 (Collateralized by $20,327,897, GNMA, 3.500% to 6.500%, due 07/15/23 to 09/15/41, value $7,140,000)	10/03/11	0.10%	$7,000,000

7,000,000	Total Repurchase Agreements			7,000,000

TIME DEPOSIT (26.13%)

$7,000,000	BNP Paribas S.A.	10/03/11	0.14%	$7,000,000

7,000,000	Commerzbank AG	10/03/11	0.04	7,000,000

7,000,000	Credit Agricole S.A.	10/03/11	0.13	7,000,000

7,000,000	National Bank of Canada	10/03/11	0.03	7,000,000

4,600,000	Royal Bank of Canada	10/03/11	0.01	4,600,000

7,000,000	UBS AG	10/03/11	0.01	7,000,000

39,600,000	Total Time Deposit			39,600,000

YANKEE CERTIFICATES OF DEPOSIT (36.94%)

$14,000,000	Deutsche Bank AG	10/06/11	0.25%	$14,000,000

14,000,000	Mizuho Corporate Bank	10/07/11	0.20	14,000,000

14,000,000	Skandinav Enskilda Banken	10/12/11	0.23	14,000,000

14,000,000	Sumitomo Mitsui Banking Corp.	10/14/11	0.21	14,000,025

56,000,000	Total Yankee Certificates of Deposit			56,000,025

	Total Investments (100.01%) (cost $151,587,095†)			151,587,095
	Liabilities in excess of cash and other assets (-0.01%)			(8,940)

	Net Assets (100.00%)			$151,578,155

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY

GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$137,599,695	90.77%
31 through 60 Days	13,987,400	9.23
61 through 90 Days	-0-	-0-
91 through 120 Days	-0-	-0-
121 through 180 Days	-0-	-0-
Over 180 Days	-0-	-0-
Total	$151,587,095	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities September 30, 2011 (Unaudited)

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Assets
Investments in securities, at amortized cost (Note 1)	$3,938,357,912	$348,720,055	$700,410,675	$401,456,958	$144,587,095
Repurchase agreements	—	1,034,000,000	568,000,000	—	7,000,000
Cash	—	—	839,512	83,372	43,895
Accrued interest receivable	918,740	1,720,944	219,656	395,787	7,237
Prepaid expenses	143,100	58,899	32,278	69,352	6,737

Total assets	3,939,419,752	1,384,499,898	1,269,502,121	402,005,469	151,644,964

: Liabilities
Payable to affiliates (Note 2)	530,360	57,849	147,788	58,459	8,587
Due to Custodian	162,308	812,572	—	—	—
Accrued expenses	586,278	169,183	191,291	117,516	45,412
Dividends payable	14,307	—	3,914	1,572	12,810

Total liabilities	1,293,253	1,039,604	342,993	177,547	66,809

Net assets	$3,938,126,499	$1,383,460,294	$1,269,159,128	$401,827,922	$151,578,155

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$3,939,770,393	$1,383,460,294	$1,269,225,508	$401,828,978	$151,578,155
Undistributed net investment income	—	—	4,987	—	—
Accumulated net realized gain (loss)	(1,643,894)	—	(71,367)	(1,056)	—

Net assets	$3,938,126,499	$1,383,460,294	$1,269,159,128	$401,827,922	$151,578,155

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$369,822,643	369,971,989	$1.00	$638,413,703	638,403,850	$1.00
Institutional Service Shares	$50,481,699	50,502,085	$1.00	$373,287,309	373,281,548	$1.00
Investor Shares	$191,428,214	191,505,519	$1.00	$199,457,001	199,453,923	$1.00
Investor Service Shares [1]	$421,643,200	421,813,471	$1.00	$136,683,788	136,681,679	$1.00
Retail Shares	$790,956,350	791,275,760	$1.00	$20,426,255	20,425,939	$1.00
Pinnacle Shares	$247,881,428	247,981,528	$1.00	$15,192,238	15,192,004	$1.00
Advantage Shares	$1,602,483,907	1,603,131,036	$1.00	—	—	—
Xpress Shares	$263,429,058	263,535,438	$1.00	—	—	—

Total	$3,938,126,499	3,939,716,826		$1,383,460,294	1,383,438,943

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$12,167,754	12,168,806	$1.00	$5,176,698	5,179,534	$1.00
Institutional Service Shares	$62,999,863	63,005,310	$1.00	—	—	—
Investor Service Shares [1]	—	—	—	$56,282,340	56,313,175	$1.00
Retail Shares	$241,163,756	241,184,604	$1.00	$157,183,049	157,269,165	$1.00
Advantage Shares	$952,827,755	952,910,127	$1.00	$183,185,835	183,286,198	$1.00

Total	$1,269,159,128	1,269,268,847		$401,827,922	402,048,072

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value
Treasurer Shares	$151,551,750	151,551,750	$1.00
Liquidity Shares	$26,405	26,405	$1.00

Total	$151,578,155	151,578,155

1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares

The accompanying notes are an integral part of these financial statements.

Statements of Operations Six Months Ended September 30, 2011 (Unaudited)

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio		Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio	Daily Income Fund RNT Natixis Liquid Prime Portfolio
: Investment Income
INCOME:
Interest	$5,261,379		$668,424		$1,165,760		$617,113	$193,351

EXPENSES: (NOTE 2)
Investment management fee	2,510,562		720,653		741,971		239,168	83,870
Administration fee	1,046,068		300,272		309,155		99,653	27,957
Shareholder servicing fee (Institutional Service Shares)	139,362		339,968		80,310		—	—
Shareholder servicing fee (Investor Shares)	244,300		248,053		—		—	—
Shareholder servicing fee (Investor Service Shares 1)	454,879		182,277		—		71,468	—
Shareholder servicing fee (Retail Shares)	1,045,776		21,269		292,527		182,047	—
Shareholder servicing fee (Advantage Shares)	1,966,774		—		1,144,824		238,229	—
Shareholder servicing fee (Xpress Shares)	348,849		—		—		—	—
Shareholder servicing fee (Treasurer Shares)	—		—		—		—	24,310
Shareholder servicing fee (Liquidity Shares)	—		—		—		—	35,250
Distribution fee (Investor Shares)	195,440		198,442		—		—	—
Distribution fee (Investor Service Shares 1)	818,781		328,098		—		128,643	—
Distribution fee (Retail Shares)	2,719,018		55,297		760,570		473,323	—
Distribution fee (Advantage Shares)	5,900,322		—		3,434,472		714,687	—
Distribution fee (Xpress Shares)	1,046,546		—		—		—	—
Custodian expenses	103,618		28,817		32,716		11,324	19,223
Shareholder servicing and related shareholder expenses	721,217	(a)	207,835	(b)	142,381	(c)	87,724 (d)	30,527 (e)
Legal, compliance and filing fees	391,546		119,144		106,081		106,340	14,141
Audit and accounting	188,013		81,859		81,985		57,832	39,940
Trustees’ fees and expenses	175,771		45,871		51,835		17,417	9,372
Other expenses	41,920		12,304		13,552		6,004	981

Total expenses	20,058,762		2,890,159		7,192,379		2,433,859	285,571
Less: Earnings Credits (Notes 2 and 4)	—		—		—		(5,591)	(144)
Less: Fees waived (Note 2)	(15,240,478)		(2,231,381)		(6,062,253)		(1,854,655)	(185,890)

Net expenses	4,818,284		658,778		1,130,126		573,613	99,537

Net investment income	443,095		9,646		35,634		43,500	93,814

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	47,840		—		1,197		287	—

Increase in net assets from operations	$490,935		$9,646		$36,831		$43,787	$93,814

1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
(a)	Includes class specific transfer agency expenses of $60,658, $10,207, $53,368, $102,577, $227,292 and $23,845 for the Institutional, Institutional Service, Investor, Investor Service, Retail and Pinnacle Shares respectively.
(b)	Includes class specific transfer agency expenses of $55,297, $27,317, $49,705, $36,813, $3,623 and $1,189 for the Institutional, Institutional Service, Investor, Investor Service, Retail and Pinnacle Shares respectively.
(c)	Includes class specific transfer agency expenses of $3,083, $7,593 and $64,283 for the Institutional, Institutional Service and Retail Shares respectively.
(d)	Includes class specific transfer agency expenses of $558, $14,860 and $35,355 for the Institutional, Investor Service and Retail Shares respectively.
(e)	Includes class specific transfer agency expenses of $16,223 and $12,600 for the Treasurer and Liquidity Shares respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$443,095	$1,661,484	$9,646	$33,922
Net realized gain (loss) on investments	47,840	112,996	—	8,080

Increase in net assets from operations	490,935	1,774,480	9,646	42,002

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(68,874)	(556,021)	(4,492)	(17,206)
Institutional Service Shares	(1,017)	(3,910)	(1,960)	(5,817)
Investor Shares	(1,365)	(5,579)	(1,672)	(4,992)
Investor Service Shares [1]	(2,391)	(9,250)	(1,244)	(4,401)
Retail Shares	(5,966)	(24,389)	(138)	(485)
Pinnacle Shares	(20,005)	(238,407)	(140)	(1,021)
Advantage Shares	(322,802)	(767,598)	—	—
Xpress Shares	(20,675)	(56,330)	—	—

Total dividends to shareholders	(443,095)	(1,661,484)	(9,646)	(33,922)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	(5,424)
Institutional Service Shares	—	—	—	(2,832)
Investor Shares	—	—	—	(2,362)
Investor Service Shares [1]	—	—	—	(1,952)
Retail Shares	—	—	—	(198)
Pinnacle Shares	—	—	—	(329)
Advantage Shares	—	—	—	—
Xpress Shares	—	—	—	—

Total dividends to shareholders	—	—	—	(13,097)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	141,975,019	6,823,962	165,280,786	(26,532,610)
Institutional Service Shares	(107,965,581)	(77,064,826)	149,335,589	(27,974,811)
Investor Shares	(370,374)	(24,200,817)	19,911,933	(18,882,212)
Investor Service Shares [1]	69,928,664	73,461,245	(7,048,544)	(48,113,115)
Retail Shares	(123,764,630)	(136,426,654)	5,520,697	(8,342,962)
Pinnacle Shares	41,953,978	5,573,370	(1,495,871)	(27,660,112)
Advantage Shares	52,873,507	(24,848,400)	—	—
Xpress Shares	(13,308,263)	(5,422,312)	—	—

Total capital share transactions	61,322,320	(182,104,432)	331,504,590	(157,505,822)

Total increase/(decrease)	61,370,160	(181,991,436)	331,504,590	(157,510,839)

NET ASSETS:
Beginning of period	3,876,756,339	4,058,747,775	1,051,955,704	1,209,466,543

End of period	$3,938,126,499	$3,876,756,339	$1,383,460,294	$1,051,955,704

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—	$—	$—

1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$35,634	$121,622	$43,500	$147,131
Net realized gain (loss) on investments	1,197	7,066	287	(1,343)

Increase in net assets from operations	36,831	128,688	43,787	145,788

DIVIDENDS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME:
Institutional Shares	(292)	(25,256)	(1,148)	(39,428)
Institutional Service Shares	(542)	(1,788)	—	—
Investor Service Shares [1]	—	—	(495)	(1,211)
Retail Shares	(1,883)	(4,816)	(1,229)	(3,708)
Advantage Shares	(32,917)	(89,762)	(40,628)	(102,784)

Total dividends to shareholders	(35,634)	(121,622)	(43,500)	(147,131)

DIVIDENDS TO SHAREHOLDERS FROM
REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	(80)
Institutional Service Shares	—	—	—	—
Investor Service Shares [1]	—	—	—	(130)
Retail Shares	—	—	—	(467)
Advantage Shares	—	—	—	(697)

Total dividends to shareholders	—	—	—	(1,374)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(20,053,027)	(58,293,045)	5,865	(20,182,776)
Institutional Service Shares	(3,183,345)	(7,201,116)	—	—
Investor Service Shares [1]	—	—	5,895,285	5,327,548
Retail Shares	21,190,746	30,907,134	35,460,060	(30,849,224)
Advantage Shares	70,628,468	15,110,395	897,078	(29,788,697)

Total capital share transactions	68,582,842	(19,476,632)	42,258,288	(75,493,149)

Total increase/(decrease)	68,584,039	(19,469,566)	42,258,575	(75,495,866)

NET ASSETS:
Beginning of period	1,200,575,089	1,220,044,655	359,569,347	435,065,213

End of period	$1,269,159,128	$1,200,575,089	$401,827,922	$359,569,347

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$4,987	$4,987	$—	$—

1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	Daily Income Fund RNT Natixis Liquid Prime Portfolio
	Six Months Ended September 30, 2011 (Unaudited)	Commencement of Operations November 30, 2010 through March 31, 2011

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$93,814	$42,454
Net realized gain (loss) on investments	—	—

Increase in net assets from operations	93,814	42,454

DIVIDENDS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME:
Liquidity	(30,365)	(11,753)
Treasurer	(63,449)	(30,701)

Total dividends to shareholders	(93,814)	(42,454)

DIVIDENDS TO SHAREHOLDERS FROM
REALIZED GAINS FROM INVESTMENTS:
Liquidity	—	—
Treasurer	—	—

Total dividends to shareholders	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Liquidity	26,405	—
Treasurer	20,049,121	131,502,629

Total capital share transactions	20,075,526	131,502,629

Total increase/(decrease)	20,075,526	131,502,629

NET ASSETS:
Beginning of period	131,502,629	—

End of period	$151,578,155	$131,502,629

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—

The accompanying notes are an integral part of these financial statements.

[This Page Intentionally Left Blank.]

Financial Highlights

:	Daily Income Fund Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,
			2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.003	0.024	0.048	0.051
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.001	0.003	0.024	0.048	0.051

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.003)	(0.024)	(0.048)	(0.051)
Net realized gain on investment	—		—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)		(0.001)	(0.003)	(0.024)	(0.048)	(0.051)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.11%	0.29%	2.46%	4.91%	5.19%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$369,823		$227,901	$221,078	$295,039	$751,532	$639,573
Ratio to average net assets:
Net investment income	0.02%	(c)	0.11%	0.26%	2.52%	4.78%	5.10%
Expenses (net of fees waived) (b)	0.23%	(c)	0.25%	0.25%	0.22%	0.20%	0.20%
Management and administration fees waived	0.01%	(c)	0.00%	0.01%	0.06%	0.02%	0.03%
Shareholder servicing and distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.01%	(c)	0.00%	0.01%	0.01%	0.01%	—
Expenses paid indirectly	—		—	—	0.00%	0.00%	0.00%

	Investor Service Shares [1]
	Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations February 12, 2007 through March 31, 2007
			2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.017	0.041	0.006
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.017	0.041	0.006

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.017)	(0.041)	(0.006)
Net realized gain on investment	—		—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)	(0.017)	(0.041)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.02%	1.71%	4.14%	0.59% (a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$421,643		$351,736	$278,303	$262,237	$297,508	$57,097
Ratio to average net assets:
Net investment income	0.00%	(c)	0.00%	0.02%	1.71%	3.92%	4.47% (c)
Expenses (net of fees waived) (b)	0.25%	(c)	0.36%	0.52%	0.96%	0.94%	0.94% (c)
Management and administration fees waived	0.01%	(c)	0.00%	0.01%	0.06%	0.02%	0.03% (c)
Shareholder servicing and distribution fees waived	0.70%	(c)	0.62%	0.47%	0.03%	0.01%	—
Transfer agency fees waived	0.02%	(c)	0.00%	—	—	—	—
Expenses paid indirectly	—		—	—	0.00%	0.00%	0.00% (c)

1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares								Investor Shares
Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,						Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations November 28, 2006 through March 31, 2007
		2011	2010	2009	2008	2007				2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.001	0.022	0.046	0.048		0.000		0.000	0.001	0.020	0.044	0.016
0.000		0.000	0.000	0.000	0.000	0.000		0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.001	0.022	0.046	0.048		0.000		0.000	0.001	0.020	0.044	0.016

(0.000)		(0.000)	(0.001)	(0.022)	(0.046)	(0.048)		(0.000)		(0.000)	(0.001)	(0.020)	(0.044)	(0.016)
—		—	—	(0.000)	(0.000)	(0.000)		—		—	—	(0.000)	(0.000)	(0.000)

(0.000)		(0.000)	(0.001)	(0.022)	(0.046)	(0.048)		(0.000)		(0.000)	(0.001)	(0.020)	(0.044)	(0.016)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	(a)	0.00%	0.12%	2.21%	4.65%	4.92%		0.00%	(a)	0.00%	0.06%	2.01%	4.44%	1.62%	(a)

$50,482		$158,401	$235,431	$199,697	$260,609	$267,865		$191,428		$191,794	$215,983	$337,701	$316,547	$151,947

0.00%	(c)	0.00%	0.09%	2.31%	4.50%	4.83%		0.00%	(c)	0.00%	0.07%	1.96%	4.25%	4.76%	(c)
0.26%	(c)	0.36%	0.42%	0.47%	0.45%	0.45%		0.25%	(c)	0.36%	0.50%	0.68%	0.65%	0.65%	(c)
0.01%	(c)	0.00%	0.01%	0.06%	0.02%	0.03%		0.01%	(c)	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
0.24%	(c)	0.15%	0.09%	0.01%	0.01%	—		0.45%	(c)	0.37%	0.24%	0.04%	0.04%	—
0.00%	(c)	—	—	—	—	—		0.02%	(c)	0.00%	—	—	—	0.03%	(c)
—		—	—	0.00%	0.00%	0.00%		—		—	—	0.00%	0.00%	0.00%	(c)

Retail Shares								Pinnacle Shares
Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations November 28, 2006 through March 31, 2007		Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,
		2011	2010	2009	2008					2011	2010	2009	2008	2007

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.016	0.040	0.015		0.000		0.001	0.003	0.024	0.048	0.051
0.000		0.000	0.000	0.000	0.000	0.000		0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.016	0.040	0.015		0.000		0.001	0.003	0.024	0.048	0.051

(0.000)		(0.000)	(0.000)	(0.016)	(0.040)	(0.015)		(0.000)		(0.001)	(0.003)	(0.024)	(0.048)	(0.051)
—		—	—	(0.000)	(0.000)	(0.000)		—		—	—	(0.000)	(0.000)	(0.000)

(0.000)		(0.000)	(0.000)	(0.016)	(0.040)	(0.015)		(0.000)		(0.001)	(0.003)	(0.024)	(0.048)	(0.051)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	(a)	0.00%	0.01%	1.65%	4.08%	1.49%	(a)	0.01%	(a)	0.11%	0.29%	2.46%	4.91%	5.19%

$790,956		$914,654	$1,051,014	$1,384,774	$1,439,855	$897,904		$247,881		$205,940	$200,368	$202,946	$178,213	$171,028

0.00%	(c)	0.00%	0.01%	1.64%	3.95%	4.39%	(c)	0.02%	(c)	0.11%	0.29%	2.40%	4.79%	5.08%
0.25%	(c)	0.36%	0.55%	1.02%	1.00%	1.00%	(c)	0.23%	(c)	0.25%	0.25%	0.23%	0.02%	0.20%
0.01%	(c)	0.00%	0.01%	0.06%	0.02%	0.03%	(c)	0.01%	(c)	0.00%	0.01%	0.06%	0.02%	0.03%
0.90%	(c)	0.83%	0.65%	0.14%	0.14%	0.10%	(c)	—		—	—	—	—	—
0.02%	(c)	0.00%	—	—	—	0.03%	(c)	0.00%	(c)	0.00%	0.01%	0.01%	0.01%	—
—		—	—	0.00%	0.00%	0.00%	(c)	—		—	—	0.00%	0.00%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares
	Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations November 1, 2006 through March 31, 2007
			2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.001	0.016	0.040	0.018
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.001	0.001	0.016	0.040	0.018

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.001)	(0.016)	(0.040)	(0.018)
Net realized gain on investment	—		—	—	0.000	0.000	0.000

Total distributions	(0.000)		(0.001)	(0.001)	(0.016)	(0.040)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	(a)	0.05%	0.05%	1.63%	4.06%	1.81%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,602,484		$1,549,602	$1,574,427	$1,704,903	$3,451,676	$3,113,588
Ratio to average net assets:
Net investment income	0.04%	(c)	0.05%	0.05%	1.70%	3.95%	4.35%	(c)
Expenses (net of fees waived) (b)	0.21%	(c)	0.31%	0.49%	1.04%	1.02%	1.02%	(c)
Management and administration fees waived	0.01%	(c)	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	1.00%	(c)	0.93%	0.75%	0.17%	0.17%	0.16%	(c)
Expenses paid indirectly	—		—	—	0.00%	0.00%	0.00%	(c)

:	Daily Income Fund U.S. Treasury Portfolio

	Institutional Shares
	Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,
			2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.001	0.010	0.041	0.049
Net realized and unrealized gain (loss) on investments	—		0.000	—	—	—	—

Total from investment operations	0.000		0.000	0.001	0.010	0.041	0.049

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.001)	(0.010)	(0.041)	(0.049)
Net realized gain on investment	—		(0.000)	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.001)	(0.010)	(0.041)	(0.049)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.07%	0.97%	4.18%	5.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$638,414		$473,133	$499,667	$526,947	$544,746	$590,254
Ratio to average net assets:
Net investment income	0.00%	(c)	0.00%	0.08%	0.93%	4.17%	4.89%
Expenses (net of fees waived) (b)	0.11%	(c)	0.22%	0.21%	0.23%	0.20%	0.20%
Management and administration fees waived	0.11%	(c)	0.03%	0.06%	0.03%	0.03%	0.03%
Shareholder servicing and distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.02%	(c)	0.02%	0.01%	—	—	—
Expenses paid indirectly	—		—	—	0.00%	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Xpress Shares
Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,			Commencement of Operations June 20, 2007 through March 31, 2008
		2011	2010	2009

$1.00		$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.014	0.028
0.000		0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.014	0.028

(0.000)		(0.000)	(0.000)	(0.014)	(0.028)
—		—	—	(0.000)	(0.000)

(0.000)		(0.000)	(0.000)	(0.014)	(0.028)

$1.00		$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.02%	0.02%	1.40%	2.88%	(a)

$263,429		$276,727	$282,144	$271,167	$272,213

0.01%	(c)	0.02%	0.02%	1.40%	3.82%	(c)
0.24%	(c)	0.34%	0.53%	1.27%	1.25%	(c)
0.01%	(c)	0.00%	0.01%	0.06%	0.02%	(c)
0.98%	(c)	0.90%	0.71%	0.00%	—
—		—	—	0.00%	0.00%	(c)

Institutional Service Shares							Investor Shares
Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations February 21, 2007 through March 31, 2007
		2011	2010	2009	2008	2007			2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.007	0.039	0.047	0.000		0.000	0.000	0.006	0.037	0.005
—		0.000	—	—	—	—	—		0.000	—	—	—	—

0.000		0.000	0.000	0.007	0.039	0.047	0.000		0.000	0.000	0.006	0.037	0.005

(0.000)		(0.000)	0.000	(0.007)	(0.039)	(0.047)	(0.000)		(0.000)	(0.000)	(0.006)	(0.037)	(0.005)
—		(0.000)	—	—	—	—	—		(0.000)	—	—	—	—

(0.000)		(0.000)	(0.000)	(0.007)	(0.039)	(0.047)	(0.000)		(0.000)	(0.000)	(0.006)	(0.037)	(0.005)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	(a)	0.00%	0.01%	0.75%	3.92%	4.76%	0.00%	(a)	0.00%	0.00%	0.65%	3.73%	0.50%	(a)

$373,287		$223,950	$251,926	$233,270	$331,209	$248,962	$199,457		$179,546	$198,429	$212,706	$270,279	$134,911

0.00%	(c)	0.00%	0.01%	0.83%	3.76%	4.65%	0.00%	(c)	0.00%	0.00%	0.68%	3.51%	4.62%	(c)
0.11%	(c)	0.22%	0.26%	0.44%	0.45%	0.45%	0.11%	(c)	0.22%	0.27%	0.55%	0.63%	0.63%	(c)
0.11%	(c)	0.03%	0.06%	0.03%	0.03%	0.03%	0.11%	(c)	0.03%	0.06%	0.03%	0.03%	0.03%	(c)
0.25%	(c)	0.25%	0.19%	0.03%	—	—	0.45%	(c)	0.45%	0.40%	0.15%	0.05%	0.05%	(c)
0.02%	(c)	0.01%	0.01%	—	—	—	0.05%	(c)	0.04%	0.03%	—	—	—
—		—	—	0.00%	0.00%	0.00%	—		—	—	0.00%	0.00%	0.00%	(c)

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Treasury Portfolio (Continued)

	Investor Service Shares [1]
	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31,				Commencement of Operations November 2, 2006 through March 31, 2007
			2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.005	0.034	0.018
Net realized and unrealized gain (loss) on investments	—		0.000	—	—	—	—

Total from investment operations	0.000		0.000	0.000	0.005	0.034	0.018

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.005)	(0.034)	(0.018)
Net realized gain on investment	—		(0.000)	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.005)	(0.034)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.00%	0.51%	3.46%	1.80%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$136,684		$143,733	$191,847	$188,138	$174,840	$22,663
Ratio to average net assets:
Net investment income	0.00%	(c)	0.00%	0.00%	0.54%	3.03%	4.32%	(c)
Expenses (net of fees waived) (b)	0.11%	(c)	0.22%	0.27%	0.70%	0.90%	0.90%	(c)
Management and administration fees waived	0.11%	(c)	0.03%	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.70%	(c)	0.70%	0.65%	0.26%	0.03%	0.03%	(c)
Transfer agency fees waived	0.05%	(c)	0.05%	0.03%	—	—	—
Expenses paid indirectly	—		—	—	0.00%	0.00%	0.00%	(c)

:	Daily Income Fund U.S. Government Portfolio

	Institutional Shares [2]
	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011	For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008		Year Ended March 31, 2008	Commencement of Operations October 30, 2006 through March 31, 2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.002		0.012		0.045	0.009
Net realized and unrealized gain (loss) on investments	0.000		0.000	—		(0.000)		(0.000)	0

Total from investment operations	0.000		0.000	0.002		0.012		0.045	0.009

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.002)		(0.012)		(0.045)	(0.009)
Net realized gain on investment	—		—	—		—		—	—

Total distributions	(0.000)		(0.000)	(0.002)		(0.012)		(0.045)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.04%	0.17%	(a)	1.24%	(a)	4.54%	0.88%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$12,167		$32,219	$90,506		$-0-		$10	$10
Ratio to average net assets:
Net investment income	0.00%	(c)	0.04%	0.17%	(c)	1.76%	(c)	4.44%	5.10%	(c)
Expenses (net of fees waived)	0.19%	(c)	0.25%	0.25%	(c)	0.25%	(c)	0.21%	0.20%	(c)
Management and administration fees waived	0.05%	(c)	0.00%	0.02%	(c)	0.05%	(c)	0.09%	0.16%	(c)
Shareholder Servicing and Distribution fees waived	—		—	—		—		—	—
Transfer agency fees waived	0.02%	(c)	—	—		—		—	—

1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
2.	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Retail Shares								Pinnacle Shares
Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations December 12, 2006 through March 31, 2007		Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,
		2011	2010	2009	2008					2011	2010	2009	2008	2007

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.005	0.033	0.013		0.000		0.000	0.001	0.010	0.041	0.049
—		0.000	—	—	—	—		—		0.000	—	—	—	—

0.000		0.000	0.000	0.005	0.033	0.013		0.000		0.000	0.001	0.010	0.041	0.049

(0.000)		(0.000)	0.000	(0.005)	(0.033)	(0.013)		(0.000)		(0.000)	(0.001)	(0.010)	(0.041)	(0.049)
—		(0.000)	—	—	—	—		—		(0.000)	—	—	—	—

(0.000)		(0.000)	(0.000)	(0.005)	(0.033)	(0.013)		(0.000)		(0.000)	(0.001)	(0.010)	(0.041)	(0.049)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	(a)	0.00%	0.00%	0.46%	3.36%	1.28%	(a)	0.00%	(a)	0.00%	0.07%	0.97%	4.18%	5.02%

$20,426		$14,906	$23,249	$10,410	$20,976	$371		$15,192		$16,688	$44,349	$75,646	$70,632	$39,628

0.00%	(c)	0.00%	0.00%	0.46%	1.90%	4.22%	(c)	0.00%	(c)	0.00%	0.08%	0.92%	3.89%	4.93%
0.11%	(c)	0.22%	0.25%	0.73%	0.99%	1.00%	(c)	0.11%	(c)	0.22%	0.21%	0.23%	0.20%	0.20%
0.11%	(c)	0.03%	0.06%	0.03%	0.03%	0.03%	(c)	0.11%	(c)	0.03%	0.06%	0.03%	0.03%	0.03%
0.90%	(c)	0.90%	0.87%	0.44%	0.14%	0.10%	(c)	—		—	—	—	—	—
0.05%	(c)	0.05%	0.02%	—	—	0.03%	(c)	0.02%	(c)	0.02%	0.01%	—	—	—
—		—	—	0.00%	0.00%	0.00%	(c)	—		—	—	0.00%	0.00%	0.00%

Institutional Service Shares								Retail Shares
Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations March 19, 2007 through March 31, 2007		Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations December 12, 2006 through March 31, 2007
		2011	2010	2009	2008					2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.001	0.012	0.042	0.002		0.000		0.000	0.000	0.007	0.037	0.013
0.000		0.000	—	(0.000)	(0.000)	0.000		0.000		0.000	—	(0.000)	(0.000)	0.000

0.000		0.000	0.001	0.012	0.042	0.002		0.000		0.000	0.000	0.007	0.037	0.013

(0.000)		(0.000)	(0.001)	(0.012)	(0.042)	(0.002)		(0.000)		(0.000)	(0.000)	(0.007)	(0.037)	(0.013)
—		—	—	—	—	—		—		—	—	—	—	(0.000)

(0.000)		(0.000)	(0.001)	(0.012)	(0.042)	(0.002)		(0.000)		(0.000)	(0.000)	(0.007)	(0.037)	(0.013)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	(a)	0.00%	0.09%	1.23%	4.31%	0.17%	(a)	0.00%	(a)	0.00%	0.01%	0.71%	3.73%	3.73%	(a)

$63,000		$66,183	$73,383	$283	$336	$10		$241,164		$219,973	$189,069	$208,912	$159,269	$57,051

0.00%	(c)	0.00%	0.00%	1.35%	3.82%	4.85%	(c)	0.00%	(c)	0.00%	0.00%	0.60%	3.38%	4.29%	(c)
0.19%	(c)	0.28%	0.30%	0.47%	0.45%	0.45%	(c)	0.19%	(c)	0.28%	0.48%	0.99%	1.00%	1.00%	(c)
0.05%	(c)	0.00%	0.02%	0.05%	0.09%	0.16%	(c)	0.05%	(c)	0.00%	0.02%	0.05%	0.09%	1.16%	(c)
0.25%	(c)	0.22%	0.20%	—	—	—		0.90%	(c)	0.89%	0.70%	0.17%	0.13%	0.10%	(c)
0.02%	(c)	0.00%	—	—	—	—		0.05%	(c)	0.01%	0.00%	—	—	0.03%	(c)

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares
	Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations November 2, 2006 through March 31, 2007
			2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.007	0.036	0.018
Net realized and unrealized gain (loss) on investments	0.000		0.000	—	(0.000)	(0.000)	0.000

Total from investment operations	0.000		0.000	0.000	0.007	0.036	0.018

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.007)	(0.036)	(0.018)
Net realized gain on investment	—		—	—	—	—	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)	(0.007)	(0.036)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	0.02%	0.70%	3.71%	1.77%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$952,828		$882,200	$867,087	$970,310	$662,379	$193,827
Ratio to average net assets:
Net investment income	0.01%	(c)	0.01%	0.01%	0.66%	3.37%	4.26%	(c)
Expenses (net of fees waived)	0.18%	(c)	0.27%	0.47%	0.99%	1.02%	1.02%	(c)
Management and administration fees waived	0.05%	(c)	0.00%	0.02%	0.05%	0.09%	0.16%	(c)
Shareholder Servicing & Distribution fees waived	1.00%	(c)	0.95%	0.76%	0.21%	0.16%	0.16%	(c)

:	Daily Income Fund Municipal Portfolio

	Institutional Shares
	Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations October 30, 2006 through March 31, 2007
			2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.002	0.004	0.019	0.033	0.006
Net realized and unrealized gain (loss) on investments	0.000		(0.000)	0.000	0.000	0.000	—

Total from investment operations	0.000		0.002	0.004	0.019	0.033	0.006

Less distributions from:
Dividends from net investment income	(0.000)		(0.002)	(0.004)	(0.019)	(0.033)	(0.006)
Net realized gain on investment	—		(0.000)	(0.000)	—	(0.000)	—

Total distributions	(0.000)		(0.002)	(0.004)	(0.019)	(0.033)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	(a)	0.19%	0.42%	1.96%	3.35%	0.60%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$5,177		$5,171	$25,344	$4,061	$3,856	$10
Ratio to average net assets:
Net investment income	0.04%	(c)	0.22%	0.27%	1.93%	2.87%	3.44%	(c)
Expenses (net of fees waived) (b)	0.27%	(c)	0.25%	0.25%	0.23%	0.20%	0.20%	(c)
Management and administration fees waived	0.04%	(c)	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
Transfer Agency Account fees waived	0.00%	(c)	—	—	—	—	—
Shareholder Servicing and Distribution fees waived	—		—	—	—	—	—
Expenses paid indirectly	0.00%	(c)	0.00%	—	0.00%	0.00%	—

1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Class Shares.
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares						Investor Service Shares [1]
For the period April 1, 2009 through December 21, 2009		Years Ended March 31,		Commencement of Operations March 19, 2007 through March 31, 2007		Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations February 20, 2007 through March 31, 2007
		2009	2008					2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.002		0.017	0.030	0.001		0.000		0.000	0.001	0.014	0.027	0.003
0.000		0.000	0.000	—		0.000		(0.000)	0.000	0.000	0.000	—

0.002		0.017	0.030	0.001		0.000		0.000	0.001	0.014	0.027	0.003

(0.002)		(0.017)	(0.030)	(0.001)		(0.000)		(0.000)	(0.001)	(0.014)	(0.027)	(0.003)
(0.000)		—	(0.000)	—		—		(0.000)	(0.000)	—	(0.000)	—

(0.002)		(0.017)	(0.030)	(0.001)		(0.000)		(0.000)	(0.001)	(0.014)	(0.027)	(0.003)

$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.18%	(a)	1.70%	3.09%	0.12%	(a)	0.00%	(a)	0.00%	0.06%	1.39%	2.78%	0.29%	(a)

$-0-		$249	$110	$10		$56,282		$50,387	$45,068	$60,907	$93,233	$57,915

0.26%	(c)	1.69%	2.81%	3.25%	(c)	0.00%	(c)	0.00%	0.05%	1.41%	2.74%	2.89%	(c)
0.50%	(c)	0.48%	0.45%	0.42%	(c)	0.31%	(c)	0.44%	0.61%	0.78%	0.76%	0.76%	(c)
0.07%	(c)	0.10%	0.13%	0.16%	(c)	0.04%	(c)	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
—		—	0.01%	—		0.01%	(c)	—	—	—	—	—
0.00%	(c)	0.00%	0.00%	0.00%	(c)	0.68%	(c)	0.54%	0.37%	0.17%	0.17%	0.17%	(c)
—		0.00%	0.00%	—		0.00%	(c)	0.00%	—	0.00%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Municipal Portfolio (Continued)

	Retail Shares
	Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations December 8, 2006 through March 31, 2007
			2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.011	0.025	0.008
Net realized and unrealized gain (loss) on investments	0.000		(0.000)	0.000	0.000	0.000	—

Total from investment operations	0.000		0.000	0.000	0.011	0.025	0.008

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.011)	(0.025)	(0.008)
Net realized gain on investment	—		(0.000)	(0.000)	—	(0.000)	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.011)	(0.025)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.04%	1.15%	2.54%	0.84%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$157,183		$121,734	$152,582	$151,745	$170,909	$41,817
Ratio to average net assets:
Net investment income	0.00%	(c)	0.00%	0.02%	1.13%	2.38%	2.65%	(c)
Expenses (net of fees waived) (b)	0.31%	(c)	0.45%	0.61%	1.02%	1.00%	1.00%	(c)
Management and administration fees waived	0.04%	(c)	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder Servicing and Distribution fees waived	0.88%	(c)	0.74%	0.56%	0.13%	0.13%	0.10%	(c)
Transfer Agency fees waived	0.01%	(c)	—	0.01%	—	—	0.03%	(c)
Expenses paid indirectly	0.00%	(c)	0.00%	—	0.00%	0.00%	—

:	Daily Income Fund RNT Natixis Liquid Prime Portfolio

	Treasurer Shares				Liquidity Shares
	Six Months Ended September 30, 2011 (Unaudited)		Commencement of Operations December 1, 2010 through March 31, 2011		Six Months Ended September 30, 2011 (Unaudited)		Commencement of Operations November 30, 2010 through March 31, 2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.000		0.000		0.000		0.000
Net realized and unrealized gain (loss) on investments	—		—		—		—

Total from investment operations	0.000		0.000		0.000		0.000

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)		(0.000)		(0.000)
Net realized gain on investment	—		—		—		—

Total distributions	(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.04%	(a)	0.05%	(a)	0.03%	(a)	0.05%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$151,552		$131,503		$26		$-0-
Ratio to average net assets:
Net investment income	0.08%	(c)	0.15%	(c)	0.05%	(c)	0.14%	(c)
Expenses (net of fees waived and expense reimbursed) (b)	0.06%	(c)	0.06%	(c)	0.09%	(c)	0.08%	(c)
Management and administration fees waived	0.08%	(c)	0.08%	(c)	0.08%	(c)	0.08%	(c)
Shareholder Servicing fees waived	0.03%	(c)	0.03%	(c)	0.06%	(c)	0.06%	(c)
Transfer Agency fees waived	0.02%	(c)	0.02%	(c)	0.00%	(c)	0.01%	(c)
Expenses reimbursed	—		0.18%	(c)	—		0.18%	(c)
Expenses paid indirectly	0.00%	(c)	—		0.00%	(c)	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Advantage Shares
Six Months Ended September 30, 2011 (Unaudited)		Years Ended March 31,				Commencement of Operations November 2, 2007 through March 31, 2007
		2011	2010	2009	2008

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.001	0.001	0.011	0.025	0.011
0.000		(0.000)	0.000	(0.000)	0.000	—

0.000		0.001	0.001	0.011	0.025	0.011

(0.000)		(0.001)	(0.001)	(0.011)	(0.025)	(0.011)
—		(0.000)	(0.000)	—	(0.000)	—

(0.000)		(0.001)	(0.001)	(0.011)	(0.025)	(0.011)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.02%	(a)	0.05%	0.08%	1.12%	2.52%	1.09%	(a)

$183,186		$182,277	$212,071	$186,442	$221,862	$136,546

0.04%	(c)	0.05%	0.05%	1.12%	2.41%	2.65%	(c)
0.27%	(c)	0.40%	0.57%	1.04%	1.02%	1.02%	(c)
0.04%	(c)	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
0.98%	(c)	0.83%	0.66%	0.16%	0.16%	0.16%	(c)
—		—	—	—	—	—
0.00%	(c)	0.00%	—	0.00%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Notes to the Financial Statements (Unaudited)

1: Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio (each referred to as a “Portfolio”). The investment objective of the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service (formerly Short Term Income), and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Pinnacle, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Pinnacle shares, the U.S. Government and Municipal Portfolios include the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares. Commencement of operations for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006	Not Offered (“N/O”)
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	N/A	N/O
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A	N/O
Investor Service shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007	N/O
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006	N/O
Pinnacle shares	July 29, 1999	July 29, 1999	N/O	N/O	N/O
Advantage shares	November 1, 2006	N/O	November 2, 2006	November 2, 2006	N/O
Xpress shares	June 20, 2007	N/O	N/O	N/O	N/O
Treasurer shares	N/O	N/O	N/O	N/O	December 1, 2010
Liquidity shares	N/O	N/O	N/O	N/O	November 30, 2010

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2011 and the six months period ended September 30, 2011, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2011, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount (on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended September 30, 2011, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at September 30, 2011, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Certain Portfolios may purchase interests in loans extended to a Corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays an investment management fee to the Manager at the annual rate of .12% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays an investment management fee to the Manager at the annual rate of .06% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio, except the RNT Natixis Liquid Prime Portfolio, pays to the Manager an annual fee of .05% of the Portfolio’s average daily net assets. The RNT Natixis Liquid Prime Portfolio pays to the Manager an annual fee of 0.02% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Investor Service Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Pinnacle Shares	-0-	-0-
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Treasurer Shares	0.03%	-0-
Liquidity Shares	0.06%	-0-

As of September 30, 2011, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees/Manager	$404,557	$57,849	$126,675	$41,079	$-0-
Administration fees/Manager	67,426	-0-	21,113	13,693	-0-
Shareholder servicing fees/Distributor	7,443	-0-	-0-	-0-	2,700
Transfer agency fees/TA	50,934	-0-	-0-	3,687	5,887

Total	$530,360	$57,849	$147,788	$58,459	$8,587

For the period ended September 30, 2011, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Investment management fees	$-0-	$433,299	$53,482	$9,582	$83,870
Administration fees	242,382	250,272	228,826	61,694	27,957
Shareholder servicing fees – Institutional Service shares	132,274	339,968	80,310	N/A	N/O
Shareholder servicing fees – Investor shares	244,300	248,053	N/A	N/A	N/O
Shareholder servicing fees – Investor Service shares	454,879	182,277	N/A	65,210	N/O
Shareholder servicing fees – Retail shares	1,045,776	21,268	292,527	167,585	N/O
Shareholder servicing fees – Advantage shares	1,966,774	N/O	1,144,824	219,931	N/O
Shareholder servicing fees – Xpress shares	318,718	N/O	N/O	N/O	N/O
Shareholder servicing fees – Treasurer shares	N/O	N/O	N/O	N/O	24,310
Shareholder servicing fees – Liquidity shares	N/O	N/O	N/O	N/O	32,550
Distribution fees – Investor shares	195,440	198,442	N/A	N/A	N/O
Distribution fees – Investor Service shares	818,782	328,098	N/A	128,643	N/O
Distribution fees – Retail shares	2,719,018	55,297	760,570	473,323	N/O
Distribution fees – Advantage shares	5,900,322	N/O	3,434,473	714,687	N/O
Distribution fees – Xpress shares	1,046,546	N/O	N/O	N/O	N/O
Transfer agency fees – Institutional shares	28,912	55,239	2,253	43	N/O
Transfer agency fees – Institutional Service shares	1,390	27,215	6,431	N/A	N/O
Transfer agency fees – Investor shares	16,424	49,643	N/A	N/A	N/O
Transfer agency fees – Investor Service shares	34,957	36,489	N/A	4,053	N/O
Transfer agency fees – Retail shares	69,407	4,254	58,557	9,904	N/O
Transfer agency fees – Pinnacle shares	4,177	1,567	N/O	N/O	N/O
Transfer agency fees – Treasurer shares	N/O	N/O	N/O	N/O	16,222
Transfer agency fees – Liquidity shares	N/O	N/O	N/O	N/O	981

Total	$15,240,478	$2,231,381	$6,062,253	$1,854,655	$185,890

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement”).

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Institutional shares	0.20%	0.25%	0.25%	0.30%	N/O
Institutional Service shares	0.47%	0.50%	0.50%	N/A	N/O
Investor shares	0.70%	0.68%	N/A	N/A	N/O
Investor Service shares	0.98%	0.95%	N/A	0.86%	N/O
Retail shares	1.05%	1.05%	1.05%	1.10%	N/O
Pinnacle shares	0.22%	0.25%	N/O	N/O	N/O
Treasurer shares	N/O	N/O	N/O	N/O	0.15%
Liquidity shares	N/O	N/O	N/O	N/O	0.18%

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations of the Municipal Portfolio and RNT Natixis Liquid Prime Portfolio, under the caption “Custodian expenses” are offsets of $5,591 and $144, respectively.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Investor Service and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional, Institutional Service, Pinnacle, Treasurer and Liquidity shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the period ended September 30, 2011 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio		RNT Natixis Liquid Prime Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%	Amount		%
Institutional shares	$29,849	0.01%	$-0-	0.00%	$-0-	0.00%	$480	0.02%	$	N/O
Institutional Service shares	9,779	0.02%	-0-	0.00%	-0-	0.00%	N/A			N/O
Investor shares	32,481	0.03%	-0-	0.00%	N/A		N/A			N/O
Investor Service shares	56,123	0.03%	-0-	0.00%	N/A		10,274	0.04%		N/O
Retail shares	139,941	0.03%	-0-	0.00%	-0-	0.00%	26,527	0.04%		N/O
Pinnacle shares	19,523	0.02%	-0-	0.00%	N/O		N/O			N/O
Treasurer shares	N/O		N/O		N/O		N/O			-0-	0.00%
Liquidity shares	N/O		N/O		N/O		N/O			10,768	0.02%

Total	$287,696		$-0-		$-0-		$37,281			$10,768

Daily Dollar International, Ltd. (“DDI”), an affiliated fund, invested its excess cash in Daily Income Fund – RNT Natixis Liquid Prime Portfolio. For the period ended September 30, 2011, DDI has invested an average of $127,166,300 and as of September 30, 2011 has an investment of $127,166,300. Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund – Money Market Portfolio – Institutional shares, RNT Natixis Liquid Prime Portfolio – Treasurer shares and RNT Natixis Liquid Prime Portfolio – Liquidity shares. For the period ended September 30, 2011, NGAM has invested an average of $155,915,031, $24,344,492, and $117,499,932, respectively, in such Portfolios and as of September 30, 2011 has an investment of $279,784, $34,402 and $26,405 in the Money Market Portfolio – Institutional shares, the RNT Natixis Liquid Prime Portfolio – Treasurer shares and the RNT Natixis Liquid Prime Portfolio – Liquidity shares, respectively. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

As of September 30, 2011, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

3: Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended September 30, 2011, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio	RNT Natixis Liquid Prime Portfolio
Purchases	$ -0-	$ -0-	$ -0-	$60,550,000	$ -0-
Sales	-0-	-0-	-0-	52,600,000	-0-
Gains/(losses)	-0-	-0-	-0-	-0-	-0-

4: Compensating Balance Arrangement and Other Transactions

The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds as a compensating balance in the account so the Bank or the Portfolios can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury, U.S. Government and RNT Natixis Liquid Prime Portfolios, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, are offset against the Portfolio’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses. For the period ended September 30, 2011, expense offsets for the Municipal Portfolio and RNT Natixis Liquid Prime Portfolio were $5,591 and $144, respectively.

5: Transactions in Shares of Beneficial Interest

At September 30, 2011, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,968,737,243	2,968,737,243	$4,210,678,396	4,210,678,389
Issued on reinvestment of dividends	64,549	64,549	511,395	511,395
Redeemed	(2,826,826,773)	(2,826,826,773)	(4,204,365,829)	(4,204,365,829)

Net increase (decrease)	$141,975,019	141,975,019	$6,823,962	6,823,955

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$407,073,473	407,073,473	$1,161,189,404	1,161,189,399
Issued on reinvestment of dividends	1,112	1,112	3,803	3,803
Redeemed	(515,040,166)	(515,040,166)	(1,238,258,033)	(1,238,258,033)

Net increase (decrease)	$(107,965,581)	(107,965,581)	$(77,064,826)	(77,064,831)

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$362,867,104	362,867,104	$723,843,637	723,843,631
Issued on reinvestment of dividends	1,535	1,535	5,541	5,541
Redeemed	(363,239,013)	(363,239,013)	(748,049,995)	(748,049,995)

Net increase (decrease)	$(370,374)	(370,374)	$(24,200,817)	(24,200,823)

Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$466,444,740	466,444,740	$1,046,354,721	1,046,354,710
Issued on reinvestment of dividends	2,464	2,464	8,478	8,478
Redeemed	(396,518,540)	(396,518,540)	(972,901,954)	(972,901,954)

Net increase (decrease)	$69,928,664	69,928,664	$73,461,245	73,461,234

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011
Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$994,587,045	994,587,045	$3,385,430,362	3,385,430,335
Issued on reinvestment of dividends	6,534	6,534	24,368	24,368
Redeemed	(1,118,358,209)	(1,118,358,209)	(3,521,881,384)	(3,521,881,384)

Net increase (decrease)	$(123,764,630)	(123,764,630)	$(136,426,654)	(136,426,681)

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$169,493,671	169,493,671	$279,937,167	279,937,161
Issued on reinvestment of dividends	20,296	20,296	238,413	238,413
Redeemed	(127,559,989)	(127,559,989)	(274,602,210)	(274,602,210)

Net increase (decrease)	$41,953,978	41,953,978	$5,573,370	5,573,364

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,630,624,804	1,630,624,804	$2,476,847,206	2,476,847,159
Issued on reinvestment of dividends	340,168	340,168	762,554	762,554
Redeemed	(1,578,091,465)	(1,578,091,465)	(2,502,458,160)	(2,502,458,160)

Net increase (decrease)	$52,873,507	52,873,507	$(24,848,400)	(24,848,447)

Xpress Shares	Net Assets	Shares	Net Assets	Shares
Sold	$207,037,145	207,037,145	$511,922,657	511,922,649
Issued on reinvestment of dividends	19,810	19,810	56,329	56,329
Redeemed	(220,365,218)	(220,365,218)	(517,401,298)	(517,401,298)

Net increase (decrease)	$(13,308,263)	(13,308,263)	$(5,422,312)	(5,422,320)

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,352,421,761	2,352,421,761	$5,680,142,765	5,680,142,765
Issued on reinvestment of dividends	8,438	8,438	19,147	19,147
Redeemed	(2,187,149,413)	(2,187,149,413)	(5,706,694,522)	(5,706,694,522)

Net increase (decrease)	$165,280,786	(165,280,786)	$(26,532,610)	(26,532,610)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$870,708,841	870,708,841	$1,471,359,293	1,471,359,293
Issued on reinvestment of dividends	3,500	3,500	7,205	7,205
Redeemed	(721,376,752)	(721,376,752)	(1,499,341,309)	(1,499,341,309)

Net increase (decrease)	$149,335,589	149,335,589	$(27,974,811)	(27,974,811)

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$543,936,816	543,936,816	$742,034,970	742,034,970
Issued on reinvestment of dividends	2,669	2,669	6,446	6,446
Redeemed	(524,027,552)	(524,027,552)	(760,923,628)	(760,923,628)

Net increase (decrease)	$19,911,933	19,911,933	$(18,882,212)	(18,882,212)

Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$180,737,427	180,737,427	$444,901,369	444,901,369
Issued on reinvestment of dividends	2,397	2,397	5,152	5,152
Redeemed	(187,788,368)	(187,788,368)	(493,019,636)	(493,019,636)

Net increase (decrease)	$(7,048,544)	(7,048,544)	$(48,113,115)	(48,113,115)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$105,882,461	105,882,461	$212,957,039	212,957,039
Issued on reinvestment of dividends	246	246	572	572
Redeemed	(100,362,010)	(100,362,010)	(221,300,573)	(221,300,573)

Net increase (decrease)	$5,520,697	5,520,697	$(8,342,962)	(8,342,962)

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011
Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$16,913,491	16,913,491	$34,405,744	34,405,744
Issued on reinvestment of dividends	141	141	1,350	1,350
Redeemed	(18,409,503)	(18,409,503)	(62,067,206)	(62,067,206)

Net increase (decrease)	$(1,495,871)	(1,495,871)	$(27,660,112)	(27,660,112)

U.S. GOVERNMENT PORTFOLIO	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$23,095,760	23,095,760	$258,910,500	258,910,500
Issued on reinvestment of dividends	443	443	20,331	20,331
Redeemed	(43,149,230)	(43,149,230)	(317,223,876)	(317,223,876)

Net increase (decrease)	$(20,053,027)	(20,053,027)	$(58,293,045)	(58,293,045)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$9,832,391	9,832,391	$18,561,433	18,561,433
Issued on reinvestment of dividends	543	543	1,790	1,790
Redeemed	(13,016,279)	(13,016,279)	(25,764,339)	(25,764,339)

Net increase (decrease)	$(3,183,345)	(3,183,345)	$(7,201,116)	(7,201,116)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,266,691,967	1,266,691,967	$2,386,866,966	2,386,866,966
Issued on reinvestment of dividends	2,031	2,031	5,160	5,160
Redeemed	(1,245,503,252)	(1,245,503,252)	(2,355,964,992)	(2,355,964,992)

Net increase (decrease)	$21,190,746	21,190,746	$30,907,134	30,907,134

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$589,031,930	589,031,930	$1,226,229,754	1,226,229,754
Issued on reinvestment of dividends	32,626	32,626	93,344	93,344
Redeemed	(518,436,088)	(518,436,088)	(1,211,212,703)	(1,211,212,703)

Net increase (decreases)	$70,628,468	70,628,468	$15,110,395	15,110,395)

MUNICIPAL PORTFOLIO	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$181,010	181,010	$30,382,254	30,382,254
Issued on reinvestment of dividends	1,388	1,388	10,156	10,156
Redeemed	(176,533)	(176,533)	(50,575,186)	(50,575,186)

Net increase (decrease)	$5,865	5,865	$(20,182,776)	(20,182,776)

Investor Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$224,024,192	224,024,192	$340,032,077	340,032,077
Issued on reinvestment of dividends	548	548	1,266	1,266
Redeemed	(218,129,455)	(218,129,455)	(334,705,795)	(334,705,795)

Net increase (decrease)	$5,895,285	5,895,285	$5,327,548	5,327,548

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$296,977,253	296,977,253	$719,668,699	719,668,699
Issued on reinvestment of dividends	1,283	1,283	4,053	4,053
Redeemed	(261,518,476)	(261,518,476)	(750,521,976)	(750,521,976)

Net increase (decrease)	$35,460,060	35,460,060	$(30,849,224)	(30,849,224)

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MUNICIPAL PORTFOLIO	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011
Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$252,919,452	252,919,452	$548,953,705	548,953,705
Issued on reinvestment of dividends	42,774	42,774	103,688	103,688
Redeemed	(252,065,148)	(252,065,148)	(578,846,090)	(578,846,090)

Net increase (decrease)	$897,078	897,078	$(29,788,697)	(29,788,697)

RNT NATIXIS LIQUID PRIME PORTFOLIO	Six Months Ended September 30, 2011 (Unaudited)		Commencement of Operations December 1, 2010 through March 31, 2011
Treasurer	Net Assets	Shares	Net Assets	Shares
Sold	$70,072,311	70,072,311	$156,481,019	156,481,019
Issued on reinvestment of dividends	11,621	11,621	$11,235	11,235
Redeemed	(50,034,811)	(50,034,811)	$(24,989,625)	(24,989,625)

Net increase (decrease)	$20,049,121	20,049,121	$131,502,629	131,502,629

	Six Months Ended September 30, 2011 (Unaudited)		Commencement of Operations November 30, 2010 through March 31, 2011
Liquidity	Net Assets	Shares	Net Assets	Shares
Sold	$275,017,000	275,017,000	$50,000,001	50,000,001
Issued on reinvestment of dividends	26,405	26,405	$11,753	11,753
Redeemed	(275,017,000)	(275,017,000)	$(50,011,754)	(50,011,754)

Net increase (decrease)	$26,405	26,405	$-0-	-0-

6: Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Portfolio’s capital accounts to reflect income and gains available for distribution (or available capital loss carry forwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

Capital loss carry forward is calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carry forward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

At March 31, 2011, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

	Capital Loss Utilized	Capital Loss Remaining	Expiration of Carryforwards
Money Market Portfolio	$112,996	$1,691,734	2017
U.S. Treasury Portfolio	-0-	-0-	N/A
U.S. Government Portfolio	7,066	5,668	2014	*
		203	2015	*
		54,070	2016
		12,623	2017

Total U.S. Government Portfolio		$72,564
Municipal Portfolio	-0-	$1,343	2019
RNT Natixis Liquid Prime Portfolio	-0-	-0-	N/A

*	Subject to limitation under IRC 382/383

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

7: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of September 30, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$3,938,357,912	$-0-

Total	$-0-	$3,938,357,912	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of September 30, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$1,034,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$348,720,055	$-0-

Total	$-0-	$1,382,720,055	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of September 30, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$568,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$700,410,675	$-0-

Total	$-0-	$1,268,410,675	$-0-

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

7: Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of September 30, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$410,456,958	$-0-

Total	$-0-	$410,456,958	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – RNT Natixis Liquid Prime Portfolio’s investments as of September 30, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$7,000,000	$-0-
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$144,587,095	$-0-

Total	$-0-	$151,587,095	$-0-

For the period ended September 30, 2011, there was no Level 1 or 3 investments.

Daily Income Fund Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

DIF 9/11

Item 2: Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.
(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*     /s/ Christine Manna

Christine Manna, Secretary

Date: December 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Michael P. Lydon

Michael P. Lydon, President

Date: December 1, 2011

By (Signature and Title)*     /s/ Joseph Jerkovich

Joseph Jerkovich, Treasurer and Assistant Secretary

Date: December 1, 2011

* Print the name and title of each signing officer under his or her signature.